Nature of Business and Summary of Significant Accounting Policies (Details 2) (Detail) - Segment	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income recognized debt past due (less than days)	90 days	90 days
Loans charged off past due more than days	180 days	180 days
Closed end loan charged off past due more than days	120 days	120 days
Number of reportable segments	1
Commercial Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income discontinued over delinquent days	90 days	90 days
Closed End Consumer Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income discontinued over delinquent days	120 days	120 days
Real Estate and Open Ended Consumer Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income discontinued over delinquent days	180 days	180 days